Taxation	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxation
10. Taxation

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
UK corporation tax R&D credit	1,296	—	2,822
Tax credit/(charge)	601	(1,516)	—

Total	1,897	(1,516)	2,822

U.K. income tax
The Company is entitled to claim tax credits in the United Kingdom under the U.K. R&D small or medium-sized
enterprise (“SME”) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities, and includes an option to surrender a portion of tax losses arising from qualifying activities in return for a cash payment from HM Revenue & Customs (“HMRC”).
U.S. income tax
During the year-ended December 31, 2022, the Company received £0.8 million related to Alternative Minimum Tax (“AMT”) credits, previously recognized as other taxes recoverable within the consolidated balance sheet. The Company generates R&D tax credits for U.S. federal and state purposes. In respect of these R&D tax credits, no deferred tax assets have been recognized in any periods presented. As of December 31, 2022, the Company had an uncertain tax position of £3.1 million, representing approximately 20% of these historic R&D tax losses claimed.
Reconciliation of effective tax rate

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s

(Loss)/profit on ordinary activities before income tax	(36,093)	14,241	(166,450)
Tax on profit at standard U.K rate of 19%	6,857	(2,706)	31,626
Expenses not deductible for income tax purposes (permanent differences)	(965)	(708)	(13,270)
Income not taxable	12	78	4
Temporary timing differences	—	(65)	—
R&D relief uplift	558	1,435	1,214
Losses (unrecognized)	(4,810)	(345)	(14,479)
Foreign tax	422	505	184
Differences in overseas tax rates	323	286	261
Derecognition of deferred tax	—	—	(2,686)
Effects of carryback loss relief	(649)	—	—
Adjustments in respect of prior years	612	—	—
Other	(463)	4	(32)

Tax credit/(charge) for the year	1,897	(1,516)	2,822

Deferred tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Losses	47,209	44,683	37,021
Loan relationships	443	73	421
U.S tax credits	12,206	10,557	9,880
R&D capitalization	3,001	—	—
Fixed assets	—	—	414
Share options	434	151	55
Other U.S deferred tax	—	31	86
Other	—	—	137
Temporary differences	51	56	18

Net deferred tax asset (unrecognized)	63,344	55,551	48,032

The analysis of recognized deferred
tax
is set out below:

	At January 1, 2022	Recognized in income	At December 31, 2022
Deferred tax liabilities
Intangible asset and right-of-use asset	(20)	(156)	(176)
Deferred tax asset
Net operating losses and lease liability	20	156	176

Net deferred tax asset/(liability)	—	—	—

A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
The remaining deferred tax assets, as set out in the table above, have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise.
U.K. deferred tax
The deferred tax assets have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise. There is no expiration date for the accumulated tax losses.
The standard rate of corporation tax applied to the reported profit/(loss) before tax is 19% (2021: 19%). The Finance Act 2021, which was substantively enacted on May 24, 2021, included provisions to increase the standard rate of U.K. corporation tax from

19
% to
25
%, effective from April 1, 2023. As a result, U.K. deferred tax assets and liabilities have been measured at a rate of
25
%.
At December 31, 2022, the Company had U.K. tax losses to be carried forward of approximately £125.8 million.
U.S. deferred tax
U.S. deferred tax assets and liabilities are calculated at a blended rate of approximately 21%.
For Mereo BioPharma 5, Inc, with respect to accumulated tax losses carried forward prior to its acquisition by the Company, there is a change of control restriction which will limit the amount available in any one year.
At December 31, 2022, the Company had U.S. federal tax losses to be carried forward of approximately £74.6 million, of which £67.7 million can be carried forward indefinitely and £6.9 million which will begin to expire in 2023. At December 31, 2022, the Company had U.S. state tax losses to be carried forward of approximately £4.0 million which begin to expire in 2027
.